Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	22
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$403,576,247.88	0.9563418	$370,823,108.79	0.8787277	$32,753,139.09
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$638,806,247.88	0.4292389	$606,053,108.79	0.4072308	$32,753,139.09

Weighted Avg. Coupon (WAC)	3.89%		3.90%
Weighted Avg. Remaining Maturity (WARM)	38.95		38.09
Pool Receivables Balance	$677,142,707.73		$643,905,093.54
Remaining Number of Receivables	54,830		53,668

Adjusted Pool Balance	$669,459,992.24		$636,706,853.15

III. COLLECTIONS

Principal:
Principal Collections	$32,066,379.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$423,165.17
Total Principal Collections	$32,489,544.28

Interest:
Interest Collections	$2,236,104.79
Late Fees & Other Charges	$63,672.61
Interest on Repurchase Principal	$-
Total Interest Collections	$2,299,777.40

Collection Account Interest	$242.08
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$34,789,595.26

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	22
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$34,789,595.26
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,789,595.26
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$564,285.59		$564,285.59	$564,285.59
Collection Account Interest					$242.08
Late Fees & Other Charges					$63,672.61
Total due to Servicer					$628,200.28

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$188,335.58		$188,335.58
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$290,335.58		$290,335.58	$290,335.58

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$33,795,223.15

7. Regular Principal Distribution Amount:					$32,753,139.09

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$32,753,139.09
Class A-4 Notes				$-
Class A Notes Total:		$32,753,139.09		$32,753,139.09
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$32,753,139.09		$32,753,139.09

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,042,084.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,682,715.49
Beginning Period Amount	$7,682,715.49
Current Period Amortization	$484,475.10
Ending Period Required Amount	$7,198,240.39
Ending Period Amount	$7,198,240.39
Next Distribution Date Amount	$6,734,667.17

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	22
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.58%	4.81%	4.81%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	52,829	97.96%	$630,749,158.90
30 - 60 Days	1.22%	656	1.60%	$10,283,199.20
61 - 90 Days	0.29%	153	0.38%	$2,429,167.52
91 + Days	0.06%	30	0.07%	$443,567.92
		53,668		$643,905,093.54
Total
Delinquent Receivables 61 + days past due	0.34%	183	0.45%	$2,872,735.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	191	0.45%	$3,036,982.91
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	230	0.51%	$3,636,150.60
Three-Month Average Delinquency Ratio	0.37%		0.47%

Repossession in Current Period		50		$846,676.77
Repossession Inventory		133		$558,683.27

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,171,235.08
Recoveries				$(423,165.17)
Net Charge-offs for Current Period				$748,069.91

Beginning Pool Balance for Current Period				$677,142,707.73

Net Loss Ratio				1.33%
Net Loss Ratio for 1st Preceding Collection Period				0.82%
Net Loss Ratio for 2nd Preceding Collection Period				0.61%
Three-Month Average Net Loss Ratio for Current Period				0.92%

Cumulative Net Losses for All Periods				$10,345,828.97
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$3,223,183.28
Number of Extensions				196

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